Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 846	$ 775
Accounts receivable, net of allowance of $22 at December 31, 2015 and 2014, respectively	94	122
Prepaid expenses and other current assets	372	80
Total current assets	1,312	977
Property and equipment, net	44	11
Patents, net	591	933
Other assets	29	29
Total assets	1,976	1,950
Current liabilities:
Accounts payable	787	328
Short-term debt	1,268
Accrued compensation	263	293
Other accrued liabilities	615	338
Deferred revenue	384	257
Total current liabilities	3,317	1,216
Deferred revenue long-term	455	700
Deferred rent		41
Derivative liability		18
Other	21	28
Total liabilities	3,793	$ 2,003
Commitments and Contingencies
Stockholders' deficit
Common Stock, $0.01 par value; 2,000,000 shares authorized; 187 and 187 shares issued and outstanding at December 31, 2015 and 2014, respectively.	2	$ 2
Treasury shares, 5 shares at December 31. 2015 and December 31, 2014, respectively	(325)	(325)
Additional paid in capital	95,312	97,400
Accumulated deficit	(127,063)	(123,199)
Accumulated other comprehensive loss	(14)	(14)
Total iSign stockholder's equity (deficit)	(1,281)	483
Non-Controlling interest	(536)	(536)
Total deficit	(1,817)	(53)
Total liabilities and deficit	1,976	1,950
Series A-1 Preferred Stock [Member]
Stockholders' deficit
Preferred stock by class of stock	947	875
Total deficit	947	875
Series B Preferred Stock [Member]
Stockholders' deficit
Preferred stock by class of stock	11,653	10,381
Total deficit	11,653	10,381
Series C Preferred Stock [Member]
Stockholders' deficit
Preferred stock by class of stock	6,069	5,553
Total deficit	6,069	5,553
Series D-1 Preferred Stock [Member]
Stockholders' deficit
Preferred stock by class of stock	6,866	5,139
Total deficit	6,866	5,139
Series D-2 Preferred Stock [Member]
Stockholders' deficit
Preferred stock by class of stock	5,272	4,671
Total deficit	$ 5,272	$ 4,671